Convertible senior notes (Details) - Convertible senior notes	Jan. 20, 2026 USD ($) shares / $
Loans and borrowings
Principal value	$ 150,000,000
Nominal interest rate	5.875%
Initial conversion rate | shares / $	0.0246837
Specified dollar amount of combinaton settlement per $1,000 of principal amount	$ 1,000